Davis FUNDS

Davis New York Venture Fund

April 30, 2022

Over 50 Years of Reliable Investing™

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.45%)
COMMUNICATION SERVICES – (10.74%)
Media & Entertainment – (10.74%)
Alphabet Inc., Class A *	98,637	$225,108,375
Alphabet Inc., Class C *	65,992	151,737,385
ASAC II L.P. *(a)(b)	4,156,451	4,076,232
IAC/InterActiveCorp *	837,530	69,414,486
Liberty TripAdvisor Holdings, Inc., Series A *	178,616	267,924
Meta Platforms, Inc., Class A *	1,221,717	244,917,607
Vimeo, Inc. *	1,457,935	14,856,358
	Total Communication Services	710,378,367
CONSUMER DISCRETIONARY – (8.89%)
Retailing – (8.89%)
Alibaba Group Holding Ltd., ADR (China)*	989,700	96,089,973
Amazon.com, Inc. *	77,301	192,141,685
Coupang, Inc., Class A (South Korea)*	3,346,187	43,065,427
JD.com, Inc., Class A, ADR (China)	2,826,669	174,292,410
Naspers Ltd. - N (South Africa)	79,709	8,039,126
Prosus N.V., Class N (Netherlands)	1,499,041	72,296,746
Vroom, Inc. *	1,150,522	1,794,814
	Total Consumer Discretionary	587,720,181
CONSUMER STAPLES – (1.31%)
Food & Staples Retailing – (0.01%)
Missfresh Ltd., Class B, ADS (China)*	565,130	291,607
Food, Beverage & Tobacco – (1.30%)
Darling Ingredients Inc. *	1,174,379	86,187,675
	Total Consumer Staples	86,479,282
FINANCIALS – (51.43%)
Banks – (22.26%)
Danske Bank A/S (Denmark)	7,584,377	116,335,585
DBS Group Holdings Ltd. (Singapore)	12,260,895	297,456,884
JPMorgan Chase & Co.	1,545,294	184,446,292
U.S. Bancorp	6,768,360	328,671,562
Wells Fargo & Co.	12,492,562	545,050,480
		1,471,960,803
Diversified Financials – (21.65%)
Capital Markets – (4.50%)
Bank of New York Mellon Corp.	4,910,187	206,522,465
Julius Baer Group Ltd. (Switzerland)	1,899,700	90,782,520
		297,304,985
Consumer Finance – (8.45%)
American Express Co.	275,281	48,094,344
Capital One Financial Corp.	4,096,073	510,452,617
		558,546,961
Diversified Financial Services – (8.70%)
Berkshire Hathaway Inc., Class A *	1,188	575,395,920
		1,431,247,866
Insurance – (7.52%)
Life & Health Insurance – (4.39%)
AIA Group Ltd. (Hong Kong)	13,349,190	131,139,205

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	25,140,800	$158,907,782
		290,046,987
Property & Casualty Insurance – (3.13%)
Chubb Ltd.	639,780	132,082,581
Loews Corp.	563,469	35,408,392
Markel Corp. *	29,396	39,781,019
		207,271,992
		497,318,979
	Total Financials	3,400,527,648
HEALTH CARE – (8.53%)
Health Care Equipment & Services – (5.46%)
Cigna Corp.	1,171,939	289,211,106
Quest Diagnostics Inc.	536,440	71,797,130
		361,008,236
Pharmaceuticals, Biotechnology & Life Sciences – (3.07%)
Viatris Inc.	19,664,700	203,136,351
	Total Health Care	564,144,587
INDUSTRIALS – (1.71%)
Capital Goods – (0.95%)
Orascom Construction PLC (United Arab Emirates)	1,446,001	7,160,947
Owens Corning	613,481	55,783,827
		62,944,774
Commercial & Professional Services – (0.01%)
China Index Holdings Ltd., Class A, ADR (China)*	474,729	450,993
Transportation – (0.75%)
DiDi Global Inc., Class A, ADS (China)*	26,373,168	49,581,556
	Total Industrials	112,977,323
INFORMATION TECHNOLOGY – (12.89%)
Semiconductors & Semiconductor Equipment – (12.89%)
Applied Materials, Inc.	2,906,300	320,710,205
Intel Corp.	6,762,900	294,794,811
Texas Instruments Inc.	1,392,830	237,129,307
	Total Information Technology	852,634,323
MATERIALS – (2.95%)
OCI N.V. (Netherlands)*	2,485,944	94,198,676
Teck Resources Ltd., Class B (Canada)	2,547,802	100,536,267
	Total Materials	194,734,943
TOTAL COMMON STOCK – (Identified cost $4,402,712,371)		6,509,596,654
PREFERRED STOCK – (0.83%)
CONSUMER DISCRETIONARY – (0.83%)
Retailing – (0.83%)
Chengxin Technology, Inc., Series A-1 (China)*(a)(b)	7,035,470	47,489,422
Full Trillion Development Ltd., Class A (China)*(a)(b)	1,114,530	7,523,078
	Total Consumer Discretionary	55,012,500
TOTAL PREFERRED STOCK – (Identified cost $81,500,000)		55,012,500

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.77%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $28,134,680 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $28,696,680)	$28,134,000	$28,134,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $22,472,562 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 12/01/34-04/01/52, total market value $22,921,440)	22,472,000	22,472,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $50,606,000)	50,606,000
	Total Investments – (100.05%) – (Identified cost $4,534,818,371)		6,615,215,154
	Liabilities Less Other Assets – (0.05%)		(3,190,243)
		Net Assets – (100.00%)	$6,612,024,911

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $59,088,732 or 0.89% of the Fund's net assets as of April 30, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments
April 30, 2022 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$706,302,135	$–	$4,076,232	$710,378,367
Consumer Discretionary	507,384,309	80,335,872	–	587,720,181
Consumer Staples	86,479,282	–	–	86,479,282
Financials	2,605,905,672	794,621,976	–	3,400,527,648
Health Care	564,144,587	–	–	564,144,587
Industrials	105,816,376	7,160,947	–	112,977,323
Information Technology	852,634,323	–	–	852,634,323
Materials	100,536,267	94,198,676	–	194,734,943
Preferred Stock:
Consumer Discretionary	–	–	55,012,500	55,012,500
Short-Term Investments	–	50,606,000	–	50,606,000
Total Investments	$5,529,202,951	$1,026,923,471	$59,088,732	$6,615,215,154

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2022 was $(26,659,992). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at August 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance at April 30, 2022
Investments in Securities:
Common Stock	$4,248,724	$–	$(172,492)	$–	$–	$4,076,232
Preferred Stock	81,500,000	–	(26,487,500)	–	–	55,012,500
Total Level 3	$85,748,724	$–	$(26,659,992)	$–	$–	$59,088,732

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	April 30, 2022	Technique	Input(s)	Amount	an Increase in Input
Investments in Securities:
Common Stock	$4,076,232	Discounted Cash Flow	Annualized Yield	3.573%	Decrease

Preferred Stock	55,012,500	Market Approach	Adjusted Transaction Price	$6.75	Increase
Total Level 3	$59,088,732

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund’s investments. The transaction price input is attributable to private securities and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Notes to Schedule of Investments - (Continued)
April 30, 2022 (Unaudited)

Federal Income Taxes

At April 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,558,600,365
Unrealized appreciation	2,792,213,164
Unrealized depreciation	(735,598,375)
Net unrealized appreciation	$2,056,614,789

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.